Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Credit commitments	$ 424,526	$ 443,124	$ 374,489
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	341,679	382,851	315,757
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 82,847	$ 60,273	$ 58,732